Other assets and other liabilities - Additional information (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Miscellaneous liabilities [abstract]
Net defined benefit asset	¥ 86,914	¥ 71,536